Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related-Party Transactions

9. Related-Party Transactions

Hirsch Acquisition – Secure Keyboards and Secure Networks. Prior to the 2009 acquisition of Hirsch Electronics Corporation (“Hirsch”) by the Company, effective November 1994, Hirsch had entered into a settlement agreement (the “1994 Settlement Agreement”) with two limited partnerships, Secure Keyboards, Ltd. (“Secure Keyboards”) and Secure Networks, Ltd. (“Secure Networks”). Secure Keyboards and Secure Networks were related to Hirsch through certain common shareholders and limited partners, including Hirsch’s then President Lawrence Midland, who is now a director and President of the Company. Following the acquisition, Mr. Midland owned 30% of Secure Keyboards and 9% of Secure Networks. Secure Networks dissolved in 2012 and now Mr. Midland owns 24.5% of Secure Keyboards.

On April 8, 2009, Secure Keyboards, Secure Networks and Hirsch amended and restated the 1994 Settlement Agreement to replace the royalty-based payment arrangement under the 1994 Settlement Agreement with a new, definitive installment payment schedule with contractual payments to be made in future periods through 2020 (the “2009 Settlement Agreement”). Prior to the acquisition of Hirsch by the Company, the Company was not a party to the 2009 Settlement Agreement. The Company has, however, provided Secure Keyboards and Secure Networks with a limited guarantee of Hirsch’s payment obligations under the 2009 Settlement Agreement (the “Guarantee”). The 2009 Settlement Agreement and the Guarantee became effective upon the acquisition of Hirsch on April 30, 2009. Hirsch’s annual payment to Secure Keyboards and Secure Networks in any given year under the 2009 Settlement Agreement is subject to increase based on the percentage increase in the Consumer Price Index during the prior calendar year.

The final payment to Secure Networks was due on January 30, 2012 and the final payment to Secure Keyboards is due on January 30, 2021. Hirsch’s payment obligations under the 2009 Settlement Agreement will continue through the calendar year period ending December 31, 2020, unless Hirsch elects at any time on or after January 1, 2012 to earlier satisfy its obligations by making a lump-sum payment to Secure Keyboards. The Company does not intend to make a lump-sum payment and therefore the amount is classified as long-term liability.

The Company recognized $0.6 million, $0.7 million and $0.8 million of interest expense for the interest accreted on the discounted liability amount during the years ended December 31, 2013, 2012 and 2011, respectively, which is included as a component of interest expense, net in its consolidated statements of operations. As of December 31, 2013 and 2012,  $6.7 million and $7.3 million, respectively, were outstanding for related-party liability in connection with the Hirsch acquisition, of which $1.1 million and $1.1 million, respectively, were shown as a current liability on the consolidated balance sheets.

The payment amounts for related party liability in connection with the Hirsch acquisition for the next five years are as follows (in thousands):

December 31, 2013:
2014	$1,118
2015	1,159
2016	1,205
2017	1,253
2018	1,303
Thereafter	3,248
Present value discount factor	(2,565)
Total	$6,721

payment solution Acquisition – Unsecured Loan. In connection with its acquisition of payment solution, through its majority-owned subsidiary Bluehill ID AG, the Company assumed an unsecured loan payable to Mountain Partners AG, a significant shareholder of the Company. At the inception of the loan agreement, an amount of €250,000 was provided for working capital needs. An amount of €327,000, or $0.4 million, was outstanding as of the payment solution acquisition date of January 30, 2012. The loan carried an interest rate of 8% per year. There were no specific payment terms and the amount outstanding under the loan agreement, including accrued interest, was due to be paid upon demand by Mountain Partners AG. The Company has not made any payments of principal or interest to Mountain Partners since it has assumed this loan in January 2012. The Company recorded interest expense on the loan of $28,000 and $21,000 during year ended December 31, 2013 and 2012, respectively, which has been included within the results of discontinued operations in its consolidated statements of operations. As of December 31, 2012, $0.5 million was outstanding under the loan. As discussed in Note 2, Discontinued Operations, the Company sold payment solution in December 2013 and the loan liability was sold along with sale of the subsidiary.